American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2021

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 88.1%
Argentina — 0.1%
YPF SA, 8.50%, 6/27/29	1,200,000	745,578
Brazil — 13.5%
Azul Investments LLP, 5.875%, 10/26/24	3,000,000	2,761,500
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	3,400,000	3,584,620
Banco BTG Pactual SA, 4.50%, 1/10/25	500,000	527,150
Banco BTG Pactual SA, 2.75%, 1/11/26(1)	1,700,000	1,659,200
Banco do Brasil SA, 4.75%, 3/20/24	1,224,000	1,316,657
Banco Votorantim SA, 4.375%, 7/29/25(1)	1,000,000	1,061,750
Braskem Netherlands Finance BV, VRN, 8.50%, 1/23/81(1)	3,000,000	3,329,400
CSN Inova Ventures, 6.75%, 1/28/28(1)	3,000,000	3,233,700
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)	6,000,000	6,760,500
Embraer Overseas Ltd., 5.70%, 9/16/23	2,000,000	2,131,790
FS Luxembourg Sarl, 10.00%, 12/15/25(1)	3,000,000	3,204,030
GTL Trade Finance, Inc., 7.25%, 4/16/44	1,700,000	2,401,250
GUSAP III LP, 4.25%, 1/21/30(1)	4,000,000	4,378,000
Itau Unibanco Holding SA, 3.25%, 1/24/25(1)	4,000,000	4,168,800
Itau Unibanco Holding SA, VRN, 4.50%, 11/21/29(1)	4,000,000	4,123,040
Itau Unibanco Holding SA, VRN, 3.875%, 4/15/31(1)	400,000	401,120
JBS Investments II GmbH, 5.75%, 1/15/28(2)	1,900,000	2,017,401
JSM Global Sarl, 4.75%, 10/20/30(1)(2)	3,000,000	3,166,920
Klabin Austria GmbH, 5.75%, 4/3/29	2,000,000	2,312,000
Minerva Luxembourg SA, 6.50%, 9/20/26	2,400,000	2,529,000
NBM US Holdings, Inc., 7.00%, 5/14/26	2,000,000	2,149,500
NBM US Holdings, Inc., 6.625%, 8/6/29	2,000,000	2,255,940
Petrobras Global Finance BV, 5.60%, 1/3/31	1,300,000	1,453,075
Petrobras Global Finance BV, 6.875%, 1/20/40	5,600,000	6,736,380
Petrobras Global Finance BV, 6.75%, 1/27/41	2,600,000	3,098,095
Petrobras Global Finance BV, 6.90%, 3/19/49	2,000,000	2,410,040
Rumo Luxembourg Sarl, 7.375%, 2/9/24	650,000	675,025
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)(2)	3,500,000	3,706,867
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)	800,000	860,680
Simpar Europe SA, 5.20%, 1/26/31(1)	3,800,000	3,824,700
Suzano Austria GmbH, 5.00%, 1/15/30	1,000,000	1,132,010
Ultrapar International SA, 5.25%, 6/6/29(1)	2,000,000	2,178,030
Usiminas International Sarl, 5.875%, 7/18/26	1,000,000	1,076,450
		86,624,620
Canada — 0.4%
MEGlobal Canada ULC, 5.00%, 5/18/25(1)	2,000,000	2,236,650
Chile — 2.7%
Enel Chile SA, 4.875%, 6/12/28	1,500,000	1,763,775
Engie Energia Chile SA, 3.40%, 1/28/30(1)	2,000,000	2,157,500
Kenbourne Invest SA, 6.875%, 11/26/24(1)	5,750,000	6,210,000
Kenbourne Invest SA, 4.70%, 1/22/28(1)	2,900,000	2,936,250
VTR Finance NV, 6.375%, 7/15/28(1)	4,000,000	4,344,100
		17,411,625
China — 3.6%
Baidu, Inc., 1.72%, 4/9/26	500,000	507,285
China Evergrande Group, 8.25%, 3/23/22	1,000,000	954,989

China Evergrande Group, 8.75%, 6/28/25	1,000,000	808,404
CITIC Ltd., MTN, 6.80%, 1/17/23	3,000,000	3,319,005
Country Garden Holdings Co. Ltd., 4.75%, 9/28/23	4,000,000	4,096,140
Logan Group Co. Ltd., 6.90%, 6/9/24	2,950,000	3,141,300
Meituan, 2.125%, 10/28/25(1)	300,000	306,393
Meituan, 3.05%, 10/28/30(1)	1,250,000	1,303,471
Tencent Holdings Ltd., 3.24%, 6/3/50(1)	1,000,000	1,002,665
Vanke Real Estate Hong Kong Co. Ltd., MTN, 5.35%, 3/11/24	1,000,000	1,109,276
Vanke Real Estate Hong Kong Co. Ltd., MTN, 3.50%, 11/12/29	400,000	426,350
Weibo Corp., 3.375%, 7/8/30(2)	5,000,000	5,168,270
Yuzhou Group Holdings Co. Ltd., 8.50%, 2/26/24	700,000	752,409
		22,895,957
Colombia — 5.2%
Bancolombia SA, VRN, 4.625%, 12/18/29	500,000	517,070
Ecopetrol SA, 6.875%, 4/29/30	1,700,000	2,118,625
Ecopetrol SA, 5.875%, 5/28/45	3,150,000	3,578,085
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	3,000,000	3,193,050
Geopark Ltd., 6.50%, 9/21/24	1,600,000	1,658,000
Geopark Ltd., 5.50%, 1/17/27(1)	5,618,000	5,688,225
Grupo de Inversiones Suramericana SA, 5.50%, 4/29/26	2,700,000	3,062,664
Millicom International Cellular SA, 5.125%, 1/15/28(1)	850,000	899,245
Millicom International Cellular SA, 6.25%, 3/25/29(1)	2,000,000	2,226,130
Millicom International Cellular SA, 6.25%, 3/25/29	1,000,000	1,113,065
Millicom International Cellular SA, 4.50%, 4/27/31(1)	1,000,000	1,061,435
Oleoducto Central SA, 4.00%, 7/14/27(1)	3,800,000	4,125,850
Promigas SA ESP / Gases del Pacifico SAC, 3.75%, 10/16/29(1)	2,000,000	2,129,500
SURA Asset Management SA, 4.375%, 4/11/27(2)	2,000,000	2,254,640
		33,625,584
Ghana — 0.6%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)	4,092,000	4,091,345
Guatemala — 0.3%
Central American Bottling Corp., 5.75%, 1/31/27(1)	2,000,000	2,128,620
Hong Kong — 0.2%
CK Hutchison International 20 Ltd., 2.50%, 5/8/30(1)	1,500,000	1,563,992
India — 6.5%
Adani Electricity Mumbai Ltd., 3.95%, 2/12/30(1)	2,000,000	2,108,267
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	2,800,000	3,027,224
Adani Ports & Special Economic Zone Ltd., 4.20%, 8/4/27(1)	3,900,000	4,265,797
Adani Ports & Special Economic Zone Ltd., 3.10%, 2/2/31(1)(3)	2,000,000	1,989,450
Adani Transmission Ltd., 4.25%, 5/21/36(1)	3,088,000	3,310,484
Axis Bank Ltd., MTN, 3.00%, 8/8/22	3,325,000	3,384,684
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(1)	1,050,000	1,121,610
Delhi International Airport Ltd., 6.45%, 6/4/29(1)(2)	3,000,000	3,060,000
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/24	2,000,000	2,055,413
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26(1)(3)	1,300,000	1,301,209
Greenko Investment Co., 4.875%, 8/16/23(1)	3,300,000	3,377,670
Greenko Solar Mauritius Ltd., 5.55%, 1/29/25(1)	4,000,000	4,132,000
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	3,625,000	3,961,581
Vedanta Resources Finance II plc, 13.875%, 1/21/24(1)	1,500,000	1,617,750
Vedanta Resources Ltd., 6.125%, 8/9/24(1)	3,780,000	2,863,350
		41,576,489
Indonesia — 6.6%
Bayan Resources Tbk PT, 6.125%, 1/24/23(1)	5,880,000	6,031,130
Cikarang Listrindo Tbk PT, 4.95%, 9/14/26	6,901,000	7,159,787
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25(1)	2,000,000	2,153,500

Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	5,000,000	5,911,000
Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50(1)	3,250,000	3,969,063
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	2,500,000	2,545,025
Medco Oak Tree Pte Ltd., 7.375%, 5/14/26	1,500,000	1,603,125
Medco Platinum Road Pte Ltd., 6.75%, 1/30/25	2,700,000	2,834,379
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	3,000,000	3,303,940
Perusahaan Perseroan (Persero) Perusahaan Listrik Negara PT, 6.25%, 1/25/49	1,000,000	1,320,000
Perusahaan Perseroan (Persero) Perusahaan Listrik Negara PT, 4.875%, 7/17/49	2,000,000	2,254,140
Perusahaan Perseroan (Persero) Perusahaan Listrik Negara PT, MTN, 3.00%, 6/30/30	1,000,000	1,029,029
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38(1)	1,440,000	1,612,800
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 4/24/33	907,000	1,034,941
		42,761,859
Israel — 2.7%
Altice Financing SA, 5.00%, 1/15/28(1)	5,500,000	5,644,733
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	909,468
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	1,000,000	1,136,835
Leviathan Bond Ltd., 5.75%, 6/30/23(1)	1,500,000	1,601,857
Leviathan Bond Ltd., 6.125%, 6/30/25(1)	1,000,000	1,108,727
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,950,000	2,930,058
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	2,000,000	2,110,950
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	1,500,000	1,654,530
		17,097,158
Jamaica — 0.2%
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., 8.75%, 5/25/24(1)	1,000,000	1,043,750
Kazakhstan — 0.5%
KazMunayGas National Co. JSC, 4.75%, 4/19/27	2,500,000	2,900,836
Kuwait — 0.6%
Equate Petrochemical BV, MTN, 4.25%, 11/3/26	2,334,000	2,584,586
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	1,350,000	1,415,874
		4,000,460
Luxembourg — 0.6%
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)(2)	3,800,000	3,937,750
Macau — 2.6%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(1)	5,500,000	5,852,412
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	500,000	527,472
Melco Resorts Finance Ltd., 5.375%, 12/4/29	590,000	622,416
Sands China Ltd., 5.125%, 8/8/25	3,300,000	3,693,938
Sands China Ltd., 5.40%, 8/8/28	2,000,000	2,307,000
Studio City Finance Ltd., 5.00%, 1/15/29(1)	2,500,000	2,528,125
Wynn Macau Ltd., 5.50%, 1/15/26(1)	500,000	516,725
Wynn Macau Ltd., 5.625%, 8/26/28(1)	700,000	721,228
		16,769,316
Mexico — 10.5%
Axtel SAB de CV, 6.375%, 11/14/24(1)	5,500,000	5,761,250
BBVA Bancomer SA, 6.75%, 9/30/22(2)	1,000,000	1,082,500
BBVA Bancomer SA, 1.875%, 9/18/25(1)	500,000	503,775
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	7,000,000	7,418,600
BBVA Bancomer SA, VRN, 5.875%, 9/13/34(1)	2,700,000	3,032,437
Cemex SAB de CV, 7.375%, 6/5/27(1)	1,000,000	1,130,000
Cemex SAB de CV, 5.45%, 11/19/29	2,000,000	2,190,100
Cemex SAB de CV, 5.20%, 9/17/30(1)	1,650,000	1,796,438
Cemex SAB de CV, 3.875%, 7/11/31(1)	5,000,000	5,012,500
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,108,250	2,476,298
Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28(1)	3,575,000	3,694,984

FEL Energy VI Sarl, 5.75%, 12/1/40(1)	7,560,000	7,887,915
Fresnillo plc, 4.25%, 10/2/50(1)	800,000	853,100
Grupo Televisa SAB, 5.25%, 5/24/49	750,000	924,900
Industrias Penoles SAB de CV, 4.75%, 8/6/50(1)	1,750,000	1,976,625
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	3,300,000	3,528,294
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	2,650,000	3,006,080
Petroleos Mexicanos, 5.375%, 3/13/22	2,000,000	2,066,230
Petroleos Mexicanos, 4.625%, 9/21/23	1,400,000	1,455,125
Petroleos Mexicanos, 6.875%, 10/16/25(1)	850,000	927,350
Petroleos Mexicanos, 6.49%, 1/23/27	2,200,000	2,266,000
Petroleos Mexicanos, 6.50%, 3/13/27	3,300,000	3,421,275
Sigma Finance Netherlands BV, 4.875%, 3/27/28(2)	2,000,000	2,316,020
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/25(1)	2,825,000	2,536,342
		67,264,138
Morocco — 1.1%
OCP SA, 4.50%, 10/22/25	300,000	325,773
OCP SA, 6.875%, 4/25/44	4,900,000	6,399,689
		6,725,462
Nigeria — 1.5%
IHS Netherlands Holdco BV, 7.125%, 3/18/25	2,900,000	3,049,413
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	6,000,000	6,472,500
		9,521,913
Panama — 3.7%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(1)	2,000,000	2,157,400
Banistmo SA, 3.65%, 9/19/22	1,000,000	1,034,860
Banistmo SA, 4.25%, 7/31/27(1)	3,759,000	3,991,832
C&W Senior Financing DAC, 7.50%, 10/15/26	1,575,000	1,670,563
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	8,095,000	8,633,318
Cable Onda SA, 4.50%, 1/30/30(1)	5,950,000	6,437,156
		23,925,129
Paraguay — 0.5%
Banco Continental SAECA, 2.75%, 12/10/25(1)(2)	1,400,000	1,374,100
Telefonica Celular Del Paraguay SA, 5.875%, 4/15/27	2,000,000	2,115,300
		3,489,400
Peru — 3.5%
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/29	200,000	223,900
Banco Internacional del Peru SAA Interbank, VRN, 4.00%, 7/8/30(1)	2,000,000	2,072,500
Fenix Power Peru SA, 4.32%, 9/20/27	1,614,706	1,709,990
Inkia Energy Ltd., 5.875%, 11/9/27	7,500,000	8,017,500
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	4,990,000	5,375,378
Kallpa Generacion SA, 4.125%, 8/16/27(2)	4,904,000	5,325,866
		22,725,134
Qatar — 0.4%
Nakilat, Inc., 6.07%, 12/31/33(1)	1,000,000	1,275,000
Nakilat, Inc., 6.27%, 12/31/33	540,225	679,441
Ooredoo International Finance Ltd., MTN, 5.00%, 10/19/25	300,000	350,250
		2,304,691
Russia — 2.6%
Gazprom PJSC Via Gaz Capital SA, 4.95%, 3/23/27	1,600,000	1,807,340
Gazprom PJSC Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,450,000	2,055,423
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)	3,700,000	3,746,401
Gazprom PJSC via Gaz Finance plc, VRN, 4.60%, 10/26/25	1,000,000	1,031,766
Lukoil Securities BV, 3.875%, 5/6/30	2,000,000	2,137,000
Lukoil Securities BV, 3.875%, 5/6/30(1)(2)	1,500,000	1,602,750

VEON Holdings BV, 3.375%, 11/25/27(1)	4,000,000	4,106,000
		16,486,680
Saudi Arabia — 2.9%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	1,900,000	1,961,072
SABIC Capital II BV, 4.50%, 10/10/28(1)	4,300,000	5,092,727
Saudi Arabian Oil Co., 1.625%, 11/24/25(1)	200,000	203,902
Saudi Arabian Oil Co., 3.50%, 4/16/29(1)	2,700,000	2,976,193
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	4,200,000	4,823,687
Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28	2,900,000	3,468,113
		18,525,694
Singapore — 1.3%
BOC Aviation Ltd., 3.25%, 4/29/25(1)	2,000,000	2,117,640
Oversea-Chinese Banking Corp. Ltd., MTN, 4.25%, 6/19/24	3,700,000	4,061,194
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/27	2,050,000	2,087,013
		8,265,847
South Africa — 3.2%
AngloGold Ashanti Holdings plc, 6.50%, 4/15/40	2,000,000	2,548,182
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 5/15/29	1,000,000	1,217,500
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	4,125,000	4,404,436
Prosus NV, 4.85%, 7/6/27	393,000	451,310
Prosus NV, 3.68%, 1/21/30(1)	5,150,000	5,573,901
Sasol Financing International Ltd., 4.50%, 11/14/22	1,000,000	1,020,760
SASOL Financing USA LLC, 5.875%, 3/27/24	3,000,000	3,165,000
SASOL Financing USA LLC, 6.50%, 9/27/28	2,200,000	2,414,500
		20,795,589
South Korea — 0.7%
Shinhan Financial Group Co. Ltd., VRN, 3.34%, 2/5/30(1)	1,000,000	1,061,955
Woori Bank, MTN, 4.75%, 4/30/24	3,350,000	3,720,134
		4,782,089
Spain — 0.6%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	4,000,000	4,046,000
Tanzania, United Republic Of — 1.1%
HTA Group Ltd., 7.00%, 12/18/25(1)	6,700,000	7,184,075
Thailand — 0.3%
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(1)	2,000,000	1,905,493
Turkey — 0.5%
KOC Holding AS, 5.25%, 3/15/23	1,500,000	1,553,243
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 3/14/26(1)(2)	1,700,000	1,883,379
		3,436,622
Ukraine — 2.2%
Kernel Holding SA, 6.50%, 10/17/24(1)	2,850,000	3,039,625
Kernel Holding SA, 6.75%, 10/27/27(1)	1,250,000	1,335,337
Metinvest BV, 7.65%, 10/1/27(1)(2)	2,000,000	2,162,260
Metinvest BV, 7.75%, 10/17/29(1)	4,000,000	4,321,040
MHP SE, 7.75%, 5/10/24(1)	1,200,000	1,314,312
VF Ukraine PAT via VFU Funding plc, 6.20%, 2/11/25	2,000,000	2,090,065
		14,262,639
United Arab Emirates — 0.4%
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	2,000,000	2,485,970
United Arab Emirates — 2.0%
DP World Crescent Ltd., MTN, 4.85%, 9/26/28	3,600,000	4,185,407
DP World Crescent Ltd., MTN, 3.875%, 7/18/29	2,600,000	2,846,947
DP World Salaam, VRN, 6.00%, 10/1/25	1,500,000	1,648,942
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/36(1)	4,000,000	4,046,284
		12,727,580

United Kingdom — 0.5%
MARB BondCo plc, 3.95%, 1/29/31(1)	3,400,000	3,390,650
United States — 0.1%
DAE Funding LLC, 3.375%, 3/20/28(1)	860,000	885,800
Zambia — 1.6%
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	1,000,000	1,022,905
First Quantum Minerals Ltd., 7.25%, 4/1/23	1,500,000	1,534,358
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	2,200,000	2,250,413
First Quantum Minerals Ltd., 6.875%, 3/1/26	4,500,000	4,694,062
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	1,000,000	1,079,930
		10,581,668
TOTAL CORPORATE BONDS (Cost $537,309,638)		567,129,852
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.7%
Brazil — 0.3%
Brazilian Government International Bond, 3.875%, 6/12/30	2,000,000	2,063,500
Colombia — 0.3%
Colombia Government International Bond, 3.125%, 4/15/31	500,000	516,380
Colombia Government International Bond, 4.125%, 5/15/51	1,000,000	1,044,500
		1,560,880
Dominican Republic — 0.6%
Dominican Republic International Bond, 4.50%, 1/30/30(1)	1,000,000	1,049,250
Dominican Republic International Bond, 5.95%, 1/25/27	2,500,000	2,880,625
		3,929,875
Ecuador†
Ecuador Government International Bond, 0.50%, 7/31/40	500,000	220,000
El Salvador — 0.2%
El Salvador Government International Bond, 6.375%, 1/18/27	1,100,000	1,075,250

India — 0.2%
Export-Import Bank of India, 3.375%, 8/5/26	613,000	665,890
Export-Import Bank of India, 3.875%, 2/1/28	400,000	438,556
		1,104,446
Jordan†
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	228,453
Nigeria — 0.5%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27	3,100,000	3,353,581
Oman — 1.0%
Oman Government International Bond, 7.00%, 1/25/51(1)	1,000,000	1,013,425
Oman Government International Bond, 3.625%, 6/15/21	4,000,000	4,020,949
Oman Government International Bond, MTN, 6.00%, 8/1/29	1,000,000	1,051,570
		6,085,944
Saudi Arabia — 0.4%
Saudi Government International Bond, 2.25%, 2/2/33(1)(3)	2,500,000	2,473,125
Turkey — 2.1%
Turkey Government International Bond, 4.875%, 10/9/26	3,000,000	3,046,692
Turkey Government International Bond, 4.875%, 4/16/43	1,000,000	850,036
Turkey Government International Bond, 5.125%, 2/17/28	2,000,000	2,025,776
Turkey Government International Bond, 5.75%, 3/22/24	2,700,000	2,849,850
Turkey Government International Bond, 6.875%, 3/17/36	2,000,000	2,141,018
Turkey Government International Bond, 5.60%, 11/14/24	2,600,000	2,741,050
		13,654,422
Ukraine — 0.1%
Ukraine Government International Bond, 7.25%, 3/15/33(1)	750,000	800,565
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $35,390,550)		36,550,041

PREFERRED STOCKS — 1.4%
Brazil — 0.3%
Banco do Brasil SA, 6.25%, 4/15/24	2,000,000	1,992,500
Mexico — 1.1%
Banco Mercantil del Norte SA, 8.375%, 10/14/30(1)	6,100,000	7,116,504
TOTAL PREFERRED STOCKS (Cost $8,476,200)		9,109,004
U.S. TREASURY SECURITIES — 0.2%
United States — 0.2%
U.S. Treasury Notes, 2.875%, 8/15/28(4) (Cost $1,041,982)	885,000	1,018,026
EXCHANGE-TRADED FUNDS — 0.1%
United States — 0.1%
Energy Select Sector SPDR Fund (Cost $451,837)	16,000	629,120
TEMPORARY CASH INVESTMENTS(5) — 4.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $11,640,547), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $11,407,816)		11,407,788
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $19,399,431), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $19,019,048)		19,019,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	705,920	705,920
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,132,708)		31,132,708
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $18,654,758)	18,654,758	18,654,758
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $632,457,673)		664,223,509
OTHER ASSETS AND LIABILITIES — (3.2)%		(20,535,445)
TOTAL NET ASSETS — 100.0%		$643,688,064

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	276	March 2021	$60,989,531	$55,442
U.S. Treasury Long Bonds	1	March 2021	168,719	(5,471)
			$61,158,250	$49,971
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	51	March 2021	$6,419,625	$(513)
U.S. Treasury 10-Year Notes	102	March 2021	13,977,188	78,661
U.S. Treasury 10-Year Ultra Notes	111	March 2021	17,074,922	306,734
U.S. Treasury Ultra Bonds	36	March 2021	7,369,875	199,138
			$44,841,610	$584,020
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$4,968,000	$(187,852)	$(247,189)	$(435,041)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Goldman Sachs & Co./ Brazilian Government International Bond	Buy	(1.00)%	12/20/25	$29,400,000	$1,850,973	$(885,942)	$965,031
Goldman Sachs & Co./ Mexico Government International Bond	Buy	(1.00)%	12/20/25	$21,800,000	559,044	(632,955)	(73,911)
Morgan Stanley/ Colombia Government International Bond	Buy	(1.00)%	12/20/25	$11,400,000	271,460	(214,574)	56,886
Morgan Stanley/ Brazilian Government International Bond	Buy	(1.00)%	12/20/25	$28,400,000	1,040,485	(108,278)	932,207
					$3,721,962	$(1,841,749)	$1,880,213

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $344,992,401, which represented 53.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,091,584. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,030,057.
(5)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $1,970,000.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,654,758.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	567,129,852	—
Sovereign Governments and Agencies	—	36,550,041	—
Preferred Stocks	—	9,109,004	—
U.S. Treasury Securities	—	1,018,026	—
Exchange-Traded Funds	629,120	—	—
Temporary Cash Investments	705,920	30,426,788	—
Temporary Cash Investments - Securities Lending Collateral	18,654,758	—	—
	19,989,798	644,233,711	—
Other Financial Instruments
Futures Contracts	639,975	—	—
Swap Agreements	—	1,954,124	—
	639,975	1,954,124	—
Liabilities
Other Financial Instruments
Futures Contracts	5,984	—	—
Swap Agreements	—	508,952	—
	5,984	508,952	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.